Leases	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Leases	Leases
Leases as lessee
On February 23, 2021, the Company entered into a sale and leaseback agreement for the VLCC Newton (2009 – 307,284). The vessel was sold for a net sale price of $35.4 million. The Company has leased back the vessel under a 36-months bareboat contract. In accordance with IFRS, the Group recognized a right-of-use asset and lease liability (see Note 8 and Note 17). During the fourth quarter of 2023, the Company has sent a notification letter to exercise the purchase option of $30.0 million and vessel has been delivered on January 22, 2024.
Following the acquisition of Golden Ocean, the Company acquired right of use assets relating to the charter in of eight vessels from SFL Corporation Ltd. (NYSE: SFL) (“SFL”). These contracts originated from a sale and leaseback transaction for eight Capesize vessels agreed in 2015. In January 2025, Golden Ocean exercised the purchase option for all eight vessels, and during the third quarter of 2025 the Company finalized the en bloc purchase for a total consideration of $112 million. With reference to Note 25, the right of use assets were recognized at fair value in the amount of $209.5 million. With reference to Note 8, upon delivery of the vessels in July 2025, the assets were reclassified from right of use assets to own vessels.

For the office leases in Belgium, the Netherlands, France, Norway, Hong Kong, Singapore, UK and US which have an average lease term till February 2029, the Group recognized a right-of-use asset and lease liability. The right-of-use asset was adjusted by the practical expedient impairment assessment based on the onerous contract analysis option. The right-of-use asset related to office leases was reduced by the lease receivable related to subleases that qualify as finance lease under IFRS 16.

The Group used the short-term lease exemption for all the lease contracts with a remaining lease term of less than one year. Accordingly, those lease payments were recognized as an expense.

Information about leases for which the Group is a lessee is presented below.
Right-of-use assets

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2024	30,295	—	2,499	141	32,936
Additions to right-of-use assets	—	—	332	—	332
Depreciation charge for the year	(295)	—	(1,013)	(105)	(1,413)
Derecognition of right-of-use assets	(30,000)	—	(162)	—	(30,162)
Acquisitions through business combination	—	—	1,431	—	1,431
Disposals through sale of subsidiary	—	—	(1,184)	—	(1,184)
Translation differences	—	—	(28)	(2)	(30)

Balance at December 31, 2024	—	—	1,876	34	1,910

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2025	—	—	1,876	34	1,910
Additions to right-of-use assets	—	—	2,539	—	2,539
Depreciation charge for the year	(8,238)	—	(976)	(33)	(9,247)
Acquisitions through business combination	209,500	—	1,251	—	210,751
Impairment charge for the year	(4,567)	—	—	—	(4,567)
Transfers	(196,695)	—	—	—	(196,695)
Translation differences	—	—	155	1	156

Balance at December 31, 2025	—	—	4,845	2	4,847

Amounts recognized in profit or loss

(in thousands of USD)	2025	2024	2023
Interest on lease liabilities	(3,537)	(275)	(631)
Depreciation right-of-use assets	(9,247)	(1,413)	(18,040)

Amounts recognized in statement of cash flows

(in thousands of USD)	2025	2024	2023

Total cash outflow for leases	(121,881)	(33,879)	(21,942)
Total cash inflow for leases	1,263	1,591	1,706

Leases as lessor
As a lessor the Group leases out some of its vessels under long-term time charter agreements.

The future undiscounted lease payments to be received for these lease agreements are as follows:

(in thousands of USD)	December 31, 2025	December 31, 2024
Less than one year	386,834	288,933
Between one and five years	1,295,174	1,147,997
More than five years	1,298,706	906,010
Total future lease receivables	2,980,714	2,342,939

For certain vessels employed under long-term time charter agreements, the adoption of IFRS 16 required the Group to separate the lease and non-lease component in the contract, with the lease component qualified as operating lease and the non-lease component accounted for under IFRS 15.

(in thousands of USD)	2025	2024
Lease component of revenue from time charter-out	2,144,393	1,625,467
Non-lease component of revenue from time charter-out	836,321	717,472
Total future lease receivables	2,980,714	2,342,939

On some of the above mentioned vessels the Group has granted the option to extend the charter period. These option periods have not been taken into account when calculating the future minimum lease receivables.